SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)		6 Months Ended
		Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Employees, consultants and directors
Number [Abstract]
Outstanding at beginning of year | shares	[1]	397,452	403,602
Granted | shares	[1]	13,300	47,100
Exercised | shares	[1]	0	0
Forfeited/Expired | shares	[1]	(2,938)	(36,211)
Outstanding at end of year | shares	[1]	407,814	414,491
Exercisable at end of year | shares	[1]	314,648	275,770
Weighted Average Exercise Prices [Abstract]
Weighted average grant date fair value, Outstanding on January 1, | $ / shares	[1]	$ 28.8	$ 41.7
Granted | $ / shares	[1]	7	7.1
Exercised | $ / shares	[1]	0	0
Forfeited/Expired | $ / shares	[1]	121.1	42.4
Weighted average grant date fair value, Outstanding on June 30, | $ / shares	[1]	26.5	35.7
Exercisable at end of year | $ / shares	[1]	$ 30.7	$ 46.8
Employees, consultants and directors of company's subsidiaries
Number [Abstract]
Outstanding at beginning of year | shares		2,531,134	2,273,489
Granted | shares		138,500	546,839
Exercised | shares		(5,000)	0
Forfeited/Expired | shares		(748,576)	(473,932)
Outstanding at end of year | shares		1,916,058	2,346,396
Exercisable at end of year | shares		1,037,638	1,390,561
Weighted Average Exercise Prices [Abstract]
Weighted average grant date fair value, Outstanding on January 1, | $ / shares		$ 1.63	$ 1.72
Granted | $ / shares		1.46	1.87
Exercised | $ / shares		0.19	0
Forfeited/Expired | $ / shares		0.21	3.15
Weighted average grant date fair value, Outstanding on June 30, | $ / shares		2.17	1.46
Exercisable at end of year | $ / shares		$ 2.01	$ 0.94

[1]	Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 9a.